Income taxes - Deferred Tax Expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Income taxes:
Origination and reversal of temporary differences		$ (7,062)		$ (6,456)
Change in unrecognized deductible temporary differences including effect of change in tax rate of $25 in 2020 (2019 - $25)		$ 7,062		6,456
Effect of change in tax rate	$ 0		$ 25	$ 25